Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct. 31, 2020
Class A C and R6 Shares | Federated Hermes SDG Engagement High Yield Credit Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Federated Hermes SDG Engagement High Yield Credit Fund (the “Fund”)
Objective [Heading]	rr_ObjectiveHeading	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund's investment objective is to seek current income and long-term capital appreciation alongside positive societal impact. The objective may be changed by the Fund's Board of Trustees (the "Trustees") without shareholder approval.

Expense [Heading]	rr_ExpenseHeading	RISK/RETURN SUMMARY: FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class C Shares (C) and Class R6 Shares (R6) of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of Federated Hermes Funds. More information about these and other discounts is available from your financial professional, in the "What Do Shares Cost?" section of the Prospectus on page 15 and in "Appendix B" to this Prospectus. If you purchase the Fund's R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 1, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the period September 26, 2019 (date of initial public investment) to August 31, 2020, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of Federated Hermes Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the operating expenses (excluding fee waivers and/or expense reimbursements) are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund's Main Investment Strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing primarily in a diversified portfolio of high yield fixed-income securities (also known as "junk bonds"), which include debt securities issued by U.S. or foreign businesses (including emerging market debt securities). The Fund's investment adviser or sub-adviser (as applicable, the "Adviser") selects securities that it believes have attractive risk-return characteristics. The Adviser's securities selection process includes an analysis of the issuer's financial condition, business and product strength, competitive position and management expertise. The Adviser does not limit the Fund's investments to securities of a particular maturity range or duration.

In managing the assets of the Fund, the Adviser will seek to invest in securities that, in its view, provide the potential for current income and long-term capital appreciation while also contributing to positive societal impact aligned to the United Nations Sustainable Development Goals (the "UN Sustainable Development Goals") (as outlined in further detail below).[1] It will do so by performing bottom-up fundamental analysis of financial criteria such as balance sheet quality, franchise value (i.e., brand strength and sustainability of the business model) and quality of management. This fundamental, bottom-up analysis of individual credit will be used to generate returns through anticipated price changes. At the same time, the Adviser will analyze securities to seek to identify whether their market price is reflective of the value of the issuer of the securities (as determined by the fundamental analysis outlined above and when taking market news into account). In addition, the Adviser intends to use a wider analysis of general economic conditions for portfolio risk management purposes. The Adviser intends to diversify the Fund's portfolio across different geographic regions and industries.

1Please refer to https://sustainabledevelopment.un.org/?menu=1300 for further information on the United Nations Sustainable Development Goals

In addition to fundamental financial indicator criteria, engagement criteria that may be used to identify such companies will include, for example, assessment of company management competence, integrity, vision, potential and willingness to enact the changes suggested by the Adviser, as well as alignment with at least one of the UN Sustainable Development Goals.

The Adviser will use the UN SDG goals and targets as a framework for identifying, articulating and measuring positive impact opportunities within the companies it chooses to invest. In addition to quantitative financial indicators and metrics, qualitative criteria will include assessment of company management competence, integrity, vision, potential and willingness to enact the changes suggested by the Adviser during company engagements.

The Fund will not be subject to any limitation on the types of companies in which it may invest (either in terms of industry or focus) so long as these companies are viewed by the Adviser to provide the potential for current income and long-term capital appreciation while also contributing to positive societal impact aligned to the UN Sustainable Development Goals. The Fund will however, exclude companies that manufacture tobacco and/or controversial weapons. The Fund may, from time to time, have larger allocations to certain broad market sectors in attempting to achieve its investment objective.

The Fund may invest in derivative contracts and/or hybrid instruments to implement its investment strategies. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio's exposure to the investments(s) underlying the derivative or hybrid instrument.   There can be no assurance that the Fund's use of derivative contracts or hybrid instruments will work as intended.  Derivative investments made by the Fund are included within the Fund's 80% policy (as described below) and are calculated at market value.

The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in fixed-income investments rated below investment-grade. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in fixed-income investments rated below investment-grade.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate and increase the Fund's trading costs, which may have an adverse impact on the Fund's performance. An active trading strategy will likely result in the Fund generating more short-term capital gains or losses. Short-term gains are generally taxed at a higher rate than long-term gains. Any short-term losses are used first to offset short-term gains.

Risk [Heading]	rr_RiskHeading	What are the Main Risks of Investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Risk Associated with Noninvestment-Grade Securities. Securities rated below investment-grade may be subject to greater interest rate, credit and liquidity risks than investment-grade securities. These securities are considered speculative with respect to the issuer's ability to pay interest and repay principal.
  Issuer Credit Risk . It is possible that interest or principal on securities will not be paid when due. Noninvestment-grade securities generally have a higher default risk than investment-grade securities. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance.
  Risks of Investing for UN Sustainable Development Goals. The Fund's strategy is to target companies the Adviser believes will contribute positive societal impact aligned to the UN Sustainable Development Goals.  The Fund may underperform funds that do not have such a strategy.
  Counterparty Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
  Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions, or other potentially adverse effects. Among other investments, lower-grade bonds and loans may be particularly sensitive to changes in the economy.
  Liquidity Risk. The noninvestment-grade securities in which the Fund may invest may not be readily marketable and may be subject to greater fluctuations in price than other securities. Additionally, certain equity securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Also, market growth at rates greater than dealers' capacity to make markets, as well as regulatory changes or certain other developments, can reduce dealer inventories of securities (such as corporate bonds), which can further constrain liquidity and increase price volatility. Additionally, there is a possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. High levels of shareholder redemptions in response to market conditions also may increase liquidity risk and may negatively impact Fund performance.
  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise.  The longer the duration of a fixed-income security, the more susceptible it is to interest-rate risk.  Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
  Leveraged Company Risk. Securities of companies that issue below investment grade debt or "junk bonds" (i.e., leveraged companies) may be more volatile, be more sensitive to adverse issuer, political, market or economic developments and have limited access to additional capital than securities of other, higher quality companies or the market as a whole, which can limit their opportunities and ability to weather challenging business environments. Companies that experience a decrease in credit quality or that have lower-quality debt or highly leveraged capital structures may undergo difficult business circumstances and face a greater risk of liquidation, reorganization or bankruptcy than other companies.
  Risk of Foreign Investing. Because the Fund invests in securities issued by foreign companies and national governments, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.
  Currency Risk. Exchange rates for currencies fluctuate daily. The value of the Fund's foreign investments and the value of the shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.
  European Union and Eurozone Related Risk. A number of countries in the European Union (EU), including certain countries within the EU that have adopted the euro (Eurozone), have experienced, and may continue to experience, severe economic and financial difficulties. Additional countries within the EU may also fall subject to such difficulties. These events could negatively affect the value and liquidity of the Fund's investments in euro-denominated securities and derivatives contracts, securities of issuers located in the EU or with significant exposure to EU issuers or countries.
  Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested.
  Sector Risk. The Fund may allocate relatively more assets to certain industry sectors than to others; therefore, the Fund performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
  Risk of Investing in Emerging Market Countries. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets.
  Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this prospectus.
  Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective and strategy described in this Prospectus. For example, proprietary and third party data and systems are utilized to support decision making for the Fund.  Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance: Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year. Updated performance information for the Fund is available under the "Products" section at or by calling 1-800-341-7400.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-341-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	FederatedInvestors.com
Fee Waiver Or Reimbursement Over Assets, Later Of Termination Or Next Effective Prospectus	federate_FeeWaiverOrReimbursementOverAssetsLaterOfTerminationOrNextEffectiveProspectus	up to but not including the later of (the “Termination Date”): (a) November 1, 2021; or (b) the date of the Fund’s next effective Prospectus.
Class A C and R6 Shares | Federated Hermes SDG Engagement High Yield Credit Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	1.29%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.02%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.87%
1 Year	rr_ExpenseExampleYear01	$ 633
3 Years	rr_ExpenseExampleYear03	1,017
5 Years	rr_ExpenseExampleYear05	1,425
10 Years	rr_ExpenseExampleYear10	2,562
1 Year	rr_ExpenseExampleNoRedemptionYear01	633
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,017
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,425
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,562
Class A C and R6 Shares | Federated Hermes SDG Engagement High Yield Credit Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	1.29%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.64%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.02%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.62%
1 Year	rr_ExpenseExampleYear01	$ 367
3 Years	rr_ExpenseExampleYear03	820
5 Years	rr_ExpenseExampleYear05	1,400
10 Years	rr_ExpenseExampleYear10	2,973
1 Year	rr_ExpenseExampleNoRedemptionYear01	267
3 Years	rr_ExpenseExampleNoRedemptionYear03	820
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,400
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,973
Class A C and R6 Shares | Federated Hermes SDG Engagement High Yield Credit Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.94%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.97%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.57%
1 Year	rr_ExpenseExampleYear01	$ 157
3 Years	rr_ExpenseExampleYear03	486
5 Years	rr_ExpenseExampleYear05	839
10 Years	rr_ExpenseExampleYear10	1,834
1 Year	rr_ExpenseExampleNoRedemptionYear01	157
3 Years	rr_ExpenseExampleNoRedemptionYear03	486
5 Years	rr_ExpenseExampleNoRedemptionYear05	839
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,834

[1]	The Fund has adopted a Distribution (12b-1) Plan for its Class A shares pursuant to which the A class of the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum amount of 0.05%. No such fee is currently incurred and paid by the A class of the Fund. The A class of the Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund's Board of Trustees (the "Trustees").
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective November 1, 2020 total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses, and proxy-related expenses, paid by the Fund, if any) paid by the Fund's A class, C class and R6 class (after the voluntary waivers and/or reimbursements) will not exceed 0.87%, 1.62% and 0.57% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) November 1, 2021; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these additional arrangements prior to the Termination Date, these additional arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.